UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05348

The Thai Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Mary E. Mullin, Esq. Managing Director Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-231-2608

Date of fiscal year end: 12/31

Date of reporting period: 7/1/17 – 6/30/18

*******************************FORM N - Px REPORT*******************************

ICA File Number: 811-05348
Reporting Period: 07/01/2017 - 06/30/2018
The Thai Fund, Inc.

============================== The Thai Fund, Inc. =============================

AIRPORTS OF THAILAND PUBLIC CO., LTD.

Ticker:        AOT                            Security ID:  Y0028Q137
Meeting Date:  JAN 25, 2018                   Meeting Type: Annual
Record Date:   DEC 14, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Matters to be Informed to the           For       For          Management
      Shareholders
2     Acknowledge Operational Results         For       For          Management
3     Approve Financial Statements            For       For          Management
4     Approve Dividend Payment                For       For          Management
5.1   Elect Prajak Sajjasophon as Director    For       For          Management
5.2   Elect Prakit Skunasingha as Director    For       For          Management
5.3   Elect Thawatchai Arunyik as Director    For       For          Management
5.4   Elect Suttirat Rattanachot as Director  For       For          Management
5.5   Elect Thanin Pa-Em as Director          For       For          Management
6     Approve Remuneration of Directors       For       For          Management
7     Approve Office of the Auditor General   For       For          Management
      of Thailand (OAG) as Auditor and
      Authorize Board to Fix Their
      Remuneration
8     Amend Articles of Association           For       For          Management
9     Other Business                          For       Against      Management

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CPN RETAIL GROWTH LEASEHOLD PROPERTY FUND

Ticker:        CPNRF                          Security ID:  Y1773C109
Meeting Date:  AUG 28, 2017                   Meeting Type: Special
Record Date:   AUG 04, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve the Conversion of CPN Retail    For       For          Management
      Growth Leasehold Property Fund to CPN
      Retail Growth Leasehold REIT, the
      Conversion Plan, Transfer of Assets and
      Liabilities, and the Receipt of
      Compensation
2     Appoint CPNREIT Management Co., Ltd. as For       For          Management
      REIT Manager
3     Appoint SCB Asset Management Co., Ltd.  For       For          Management
      as Trustee
4     Approve Investment in CentralFestival   For       Against      Management
      Pattaya Beach Project and Hilton
      Pattaya
5     Approve Loan Transaction                For       Against      Management
6     Appoint Property Manager and Approve    For       Against      Management
      Connected Transaction Between CPNREIT
      and REIT Manager
7     Approve Amendments to Fund Scheme       For       For          Management
8     Approve Dissolution, Liquidation and    For       For          Management
      Appointment of Liquidator
9     Other Business                          For       Against      Management

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EASTERN POLYMER GROUP PCL

Ticker:        EPG                            Security ID:  Y2218H117
Meeting Date:  JUL 27, 2017                   Meeting Type: Annual
Record Date:   JUN 13, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Minutes of Previous Meeting     For       For          Management
2     Acknowledge Company's Operating Result  None      None         Management
3     Approve Financial Statements            For       For          Management
4     Approve Allocation of Income and        For       For          Management
      Dividend Payment
5.1   Elect Chaiwat Atsawintarangkun as       For       For          Management
      Director
5.2   Elect Pawat Vitoorapakorn as Director   For       For          Management
5.3   Elect Ekawat Vitoorapakorn as Director  For       Against      Management
6     Approve Remuneration of Directors       For       For          Management
7     Approve PricewaterhouseCoopers ABAS     For       For          Management
      Ltd. as Auditors and Authorize Board to
      Fix Their Remuneration
8     Authorize Issuance of Debentures        For       For          Management
9     Other Business                          For       Against      Management

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THE THAI FUND, INC.

Ticker:        TTF                            Security ID:  882904105
Meeting Date:  AUG 03, 2017                   Meeting Type: Annual
Record Date:   APR 07, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Kathleen A. Dennis       For       Did Not Vote Management
1.2   Elect Director Joseph J. Kearns         For       Did Not Vote Management
1.3   Elect Director Michael E. Nugent        For       Did Not Vote Management
1.4   Elect Director Fergus Reid              For       Did Not Vote Management
1.5   Elect Director Patricia Maleski         For       Did Not Vote Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Thai Fund, Inc.

By (Signature and Title)*	/s/ John H. Gernon
John H. Gernon President and Principal Executive Officer

Date August 28, 2018
* Print the name and title of each signing officer under his or her signature.